Equity and other Equity Items	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Equity and other Equity Items
22.	Equity and other Equity Items

(1)	Capital and Capital Surplus
The components of share capital and capital surplus are as follows:

	Number of shares authorized (Thousands of shares)	Number of shares issued (Thousands of shares)	Share capital (Yen in millions)	Capital surplus (Yen in millions)
Balance as of April 1, 2018	77,600	44,071	41,170	42,573
Increase	—	5	15	276
Decrease	—	—	—	—

Balance as of March 31, 2019	77,600	44,076	41,185	42,849
Increase	—	6	14	14
Decrease	—	—	—	—

Balance as of March 31, 2020	77,600	44,082	41,199	42,863
Increase	—	9	20	20
Decrease	—	300	—	430

Balance as of March 31, 2021	77,600	43,791	41,219	42,453

Increase during the years ended March 31, 2019, 2020 and 2021 are solely due to the exercise of stock options. Decrease during the year ended March 31, 2021 is due to cancellation of treasury shares.

(2)	Treasury Shares
Number of shares of treasury shares and an increase/decrease in its amount are as follows:

	Number of shares (Thousands of shares)	Amount (Yen in millions)
Balance as of April 1, 2018	300	1,385
Increase	—	—
Decrease	—	—

Balance as of March 31, 2019	300	1,385
Increase	—	—
Decrease	—	—

Balance as of March 31, 2020	300	1,385
Increase	—	—
Decrease	300	1,385

Balance as of March 31, 2021	—	—

Decrease during the year ended March 31, 2021 is due to cancellation of treasury shares.

(3)	Other Components of Equity
Year ended March
 31, 2019

	Yen in millions
	Reserve for share- based payments	Changes in financial assets measured at FVOCI	Foreign currency translation differences	Total
Balance at the beginning of the year	406	1,945	(3,018)	(667)
Other comprehensive income	—	(26)	3,952	3,926

Total current comprehensive income	—	(26)	3,952	3,926
Issuance of new shares	(30)	—	—	(30)
Share-based payment	29	—	—	29

Total transactions with owners	(1)	—	—	(1)

Balance at the end of the year	405	1,919	934	3,258

Year ended March 31, 2020
	Yen in millions
	Reserve for share- based payments	Changes in financial assets measured at FVOCI	Exchange differences on translation of foreign operations	Total
Balance at the beginning of the year	405	1,919	934	3,258
Other comprehensive income	—	(728)	(1,968)	(2,696)

Total current comprehensive income	—	(728)	(1,968)	(2,696)
Issuance of new shares	(28)	—	—	(28)
Share-based payments	70	—	—	70

Total transactions with owners	42	—	—	42

Balance at the end of the year	447	1,191	(1,034)	604

Year ended March 31, 2021

	Yen in millions
	Reserve for share- based payments	Changes in financial assets measured at FVOCI	Exchange differences on translation of foreign operations	Total
Balance at the beginning of the year	447	1,191	(1,034)	604
Other comprehensive income	—	161	1,422	1,583

Total current comprehensive income	—	161	1,422	1,583
Issuance of new shares	(40)	—	—	(40)
Share-based payments	56	—	—	56
Others	(26)	—	—	(26)

Total transactions with owners	(10)	—	—	(10)

Balance at the end of the year	437	1,352	388	2,177